Income taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Income Taxes [Line Items]
Total current portion	$ 5,930
2015 [Member]
Income Taxes [Line Items]
Total current portion	$ 5,930